Equity (Defict)	12 Months Ended
Dec. 31, 2021
Disclosure of investments accounted for using equity method [text block] [Abstract]
EQUITY (DEFICT)

NOTE 9 - EQUITY (DEFICT):

A. Share capital:

	Number of shares as of December 31,		Number of shares as of December 31,
	2021		2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares	100,000,000	10,091,706	8,435,375	2,661,095

Since the Company’s incorporation in February 2018 and before the IPO, the Company issued the following ordinary shares: (i) an aggregate of 27,566 ordinary shares for no consideration to the Company’s founders and certain advisors; (ii) 1,877,196 ordinary shares as bonus shares for no consideration to existing shareholders; (iii) an aggregate of 756,333 ordinary shares to Insense Medical Pty Ltd. See Note 8.

On March 18, 2021, the Company’s shareholders approved a 12.5 to 1 reverse split of all shares (issued and unissued) on the basis that every 12.5 Ordinary Shares in the capital of the Company be consolidated into 1 Ordinary Share, such that the authorized share capital of the Company following such consolidation is NIS 310,000,000 divided into 24,800,000 Ordinary Shares.

On June 1 2021, the Company’s shareholders approved an amendment to the structure of the Company’s share capital (both authorized and issued) by cancelling the par value in addition to implementing an additional reverse split at a ratio of 2.94 to 1, pursuant to which holders of our Ordinary Shares received one Ordinary Share for every 2.94 Ordinary Shares held.

On June 1, 2021, the Company’s shareholders approved an amendment to the structure of the Company’s share capital (both authorized and issued) by cancelling the par value of the Company’s shares such that each Ordinary Share with par value of NIS 0.125 will become one Ordinary Share with no par value. The authorized share capital of the Company following the reverse stock split is NIS 310,000,000 divided into 8,435,375 ordinary shares, with no par value.

On June 1, 2021 the Company’s shareholders approved an increase in the authorized share capital of the Company to 15,000,000 Ordinary Shares of no par value.

On July 16, 2021, the Company completed its IPO on Nasdaq Capital Market whereby the Company sold 2,909,091 Ordinary Shares and 3,345,455 tradable warrants (inclusive of 436,364 tradable warrants pursuant to the exercise of an overallotment option granted to the underwriters).

Following the IPO, the Company issued 2,113,905 ordinary shares and 1,149,582 non-tradable warrants to investors in connection with the conversion of Company’s previously issued financial liabilities, see note 8(2)

The aggregate proceeds received by the Company from the IPO were approximately 14,490, after deducting underwriting discounts and commissions and additional offering direct costs totaled in approximately 1,543. The gross proceeds were 16,033.

Total non-cash direct expenses in IPO were as following: (i) fair value of 436,364 tradable warrants that were granted to underwriters totaled 589; (ii) The Company issued 145,455 non-tradable warrants as underwriters fees; the warrants will be converted into ordinary shares of the Company at an exercise price equal to 125% of the initial public offering price and be exercisable for three years after the initial public offering;as of the date of the IPO, the tradable warrants fair value was 264; and (iii) the Company agreed to pay to a promoter 7% of the [funding’s will be received from] exercise of tradable warrants. The payment was measured according to IFRS 2 at the grant date. As of the IPO date, the fair value of the financial liability was 310.

Total non-cash expenses were 1,163.

In addition, the Company had non-direct expenses as following: (i) cash expenses amounted to 722 and (i) non-cash expenses amounted to 123 (22,382 ordinary shares issued to service providers).

Total IPO expanse direct and non direct, cash and non-cash were: 3,551.

Total IPO expenses allocated to the profit and loss were 1,265. Total IPO expenses deducted from the equity were 2,286.

During the year 2021 the Company issued an aggregate amount of 655,601 Ordinary shares in connection to vested RSU’s and additional 24,631 Ordinary shares in connection to options exercise.

On December 17, 2021, the Company’s shareholders approved an increase in the authorized share capital of the Company to 100,000,000 Ordinary Shares of no-par value.

B. Loss per share:

Loss per share has been calculated using the weighted average number of shares in issue during the relevant financial periods, the weighted average number of equity shares in issue and profit for the period as follows:

	Year ended December 31, 2021	Year ended December 31, 2020 (*)	Year ended December 31, 2019 (*)

Loss for the period	16,955	7,228	4,575
Total number of ordinary shares	10,091,706	2,661,095	1,904,762
Weighted average number of ordinary shares	5,306,225	1,967,790	1,904,762

Basic and diluted loss per share	(3.2)	(3.67)	(2.4)
Anti-dilutive potentially dilutive securities after the Reverse Stock Splits	5,915,664	340,219	396,324

(*)	Number of shares and basic and diluted loss per share in 2020 presented based on rights issuance and reverse stock splits.